Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash		$ 40,908	$ 1,084
Accounts receivable	875
Other current assets	595	595	595
Total current assets	1,470	41,503	1,679
Intangible asset, net of amortization			150
Total Assets	1,470	41,503	1,829
Current liabilities:
Accounts payable and accrued expenses	401,335	265,530	124,620
Accrued salaries - officers	74,350	348,800	601,154
Notes payable	32,486	33,000	20,000
Notes payable to related party	17,885	17,885	17,585
Advances due to related parties	10,974	10,974	7,675
Convertible note payable net of discounts		34,065
Derivative liability		42,104
Total current liabilities	537,030	752,358	771,034
Total liabilities	537,030	752,358	771,034
Commitments and Contingencies
Stockholders' (Deficit)
Preferred stock, value
Common stock, value	290,291	121,984	87,704
Additional paid in capital	4,899,587	3,242,449	2,579,489
Deferred officer compensation	(129,036)	(195,054)	(391,010)
Accumulated (deficit)	(5,596,402)	(3,880,234)	(3,045,388)
Total stockholders' (deficit)	(535,560)	(710,855)	(769,205)
Total Liabilities and Stockholders' (Deficit)	$ 1,470	$ 41,503	$ 1,829